Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Current portion of lease liability	$ 19,637	$ 4,057	$ 6,732	$ 12,116
Long-term portion of lease liability	122,058	4,552	8,592	$ 27,693
Lease liability	$ 141,695	$ 8,609	$ 15,324		$ 39,809